Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Intangible Assets Tables
Intangible Assets
	March 31, 2015
	Cost	Accumulated Amortization	Net	December 31, 2014 Net

Patent	$7,718	$238	$7,480	$7,589
Website	3,110	-	3,110	-

	$10,828	$238	$10,590	$7,589

Intangible assets consist of costs incurred to establish the TruXmart Tri-Fold and Smart Fold patent technology. The patent was issued August 26, 2014. The patent will be amortized on a straight-line basis over its useful life of 25 years.

	2014			2013
	Cost	Accumulated Amortization	Net	Net

Patent	$7,718	$129	$7,589	$7,718